Stock Options Plan - Schedule of Stock Options, Valuation Assumptions (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2021 $ / shares
Stock Options Plan
Dividend yields	0.00% [1]
Warrant exercise price	$ 0.64

[1]	The Group used 0% as its expected dividend yield.